Equity (Liability Award Activity) (Details)	12 Months Ended
Dec. 31, 2015 shares
Stock Options
Summary of performance share activity
Exercised Shares Under Option	(3,149,247)
Vesting period	3 years
Performance Shares
Summary of performance share activity
Shares Outstanding at January 1,	4,511,514
Granted Shares	1,213,901
Forfeited Shares	(61,458)
Paid	(1,756,783)
Shares Outstanding at December 31,	3,907,174
Vested and expected to vest at December 31,	3,748,479
Vesting period	3 years
Restricted Stock Units
Summary of performance share activity
Shares Outstanding at January 1,	3,504,230
Granted Shares	1,532,272
Forfeited Shares	(97,496)
Paid	(1,860,047)
Shares Outstanding at December 31,	3,078,959
Vested and expected to vest at December 31,	2,771,063
Vesting period	3 years
Liability Awards Plan | Stock Options
Summary of performance share activity
Shares Outstanding at January 1,	1,106,996
Granted Shares	17,183
Exercised Shares Under Option	(107,141)
Forfeited Shares	(41,509)
Paid	0
Shares Outstanding at December 31,	975,529
Vested and expected to vest at December 31,	877,976
Liability Awards Plan | Stock Options | Minimum
Summary of performance share activity
Vesting period	1 year
Liability Awards Plan | Stock Options | Maximum
Summary of performance share activity
Vesting period	3 years
Liability Awards Plan | Performance Shares
Summary of performance share activity
Shares Outstanding at January 1,	593,923
Granted Shares	211,473
Exercised Shares Under Option	0
Forfeited Shares	(63,062)
Paid	(131,062)
Shares Outstanding at December 31,	611,272
Vested and expected to vest at December 31,	550,145
Liability Awards Plan | Restricted Stock Units
Summary of performance share activity
Shares Outstanding at January 1,	800,040
Granted Shares	405,747
Exercised Shares Under Option	0
Forfeited Shares	(209,357)
Paid	(334,538)
Shares Outstanding at December 31,	661,892
Vested and expected to vest at December 31,	595,703
Vesting period	3 years